American Century Growth Funds, Inc.
Prospectus Supplement
Legacy Focused Large Cap Fund
Legacy Large Cap Fund
Legacy Multi Cap Fund

Supplement dated April 6, 2009 ¡ Prospectus dated December 1, 2008

The following entry is added to the section The Fund Management Teams on page 14 of the prospectus.

Stephen Pool

Mr. Pool, Portfolio Manager, has been a member of the team that manages the fund since 2007. He joined American Century Investments in 1992, became an investment analyst in 2002, and became a portfolio manager in 2009. He holds a bachelor’s degree in economics from Truman State University and an MBA in international business from Avila University.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-65322   0904

American Century Growth Funds, Inc.
Statement of Additional Information Supplement
Legacy Focused Large Cap Fund
Legacy Large Cap Fund
Legacy Multi Cap Fund

Supplement dated April 6, 2009 ¡ Statement of Additional Information dated December 1, 2008

The following entry is added to the Accounts Managed table on page 37 of the Statement of Additional Information. This information is provided as of February 16, 2009.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments-subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Stephen Pool	Number of Accounts	4	1	1
	Assets	$127.0 million(1)	$118.6 million	$606 thousand

[1]	Includes $15.6 million in Legacy Focused Large Cap, $8.8 million in Legacy Large Cap and $21.0 million in Legacy Multi Cap.

The following entries are added to the Ownership of Securities table on page 40 of the Statement of Additional Information. This information is provided as of February 16, 2009.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Legacy Focused Large Cap
Stephen Pool	B
Legacy Large Cap
Stephen Pool	B
Legacy Multi Cap
Stephen Pool	B

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

American Century Investment Services, Inc., Distributor
©2009 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-65323   0904